DEFINED CONTRIBUTION PENSION - Pension cost (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
DEFINED CONTRIBUTION PENSION
Total pension cost	$ 40	$ 41	$ 160	$ 140
Research and development
DEFINED CONTRIBUTION PENSION
Total pension cost	22	27	108	98
Selling, general and administrative
DEFINED CONTRIBUTION PENSION
Total pension cost	$ 18	$ 14	$ 52	$ 42